Consolidated balance sheet - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and balances at central banks	£ 155,902	£ 125,940
Cash collateral and settlement balances	97,616	79,486
Loans and advances at amortised cost	134,267	141,636
Reverse repurchase agreements and other similar secured lending	8,981	1,731
Trading portfolio assets	127,664	113,337
Financial assets at fair value through the income statement	171,761	129,470
Derivative financial instruments	302,693	229,641
Financial assets at fair value through other comprehensive income	51,902	45,406
Investments in associates and joint ventures	24	295
Goodwill and intangible assets	1,154	1,212
Property, plant and equipment	1,537	1,631
Current tax assets	424	898
Deferred tax assets	2,552	2,460
Retirement benefit assets	1,814	2,108
Other assets	1,440	1,421
Total Assets	1,059,731	876,672
Liabilities
Deposits at amortised cost	244,696	213,881
Cash collateral and settlement balances	85,549	67,682
Repurchase agreements and other similar secured borrowing	10,443	2,032
Debt securities in issue	29,423	33,536
Subordinated liabilities	32,005	33,425
Trading portfolio liabilities	46,139	35,212
Financial liabilities designated at fair value	249,626	204,446
Derivative financial instruments	300,580	228,940
Current tax liabilities	644	320
Deferred tax liabilities	225	80
Retirement benefit liabilities	232	313
Other liabilities	5,251	5,239
Provisions	1,208	951
Total liabilities	1,006,021	826,057
Equity
Called up share capital and share premium	2,348	2,348
Other equity instruments	8,621	8,323
Other reserves	3,183	3,235
Retained earnings	39,558	36,709
Total equity	53,710	50,615
Total liabilities and equity	£ 1,059,731	£ 876,672